INCOME TAX (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
INCOME TAX
Income tax (benefits)	$ (144,737)	$ (109,669)	$ 385,610	$ 177,950
Net loss of Platinum	2,619	37,504	100,856	28,522
Increase in valuation allowance	142,112	72,165	284,967	149,428
Other	6	0	(213)	0
Provision for income tax	$ 0	$ 0	$ 0	$ 0